Cost of sales (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cost of variables and fixed
Total Costs Variables	$ 47,553,595	$ 50,375,848
Total Fixed cost	17,317,578	15,082,393
Cost of sales	64,871,173	65,458,241
Variable Costs
Cost of variables and fixed
Imported products	19,194,752	23,243,685
Purchases of crude in associations and concessions	10,136,966	11,712,144
Depreciation, depletion, and amortization	5,871,353	4,985,749
Hydrocarbons purchases - ANH	5,849,162	6,929,845
Electric Energy	1,561,217	1,074,527
Gas royalties in cash	1,293,176	1,073,435
Hydrocarbon transportation services	1,154,795	869,983
Processing materials	1,118,863	828,599
Purchases of other products and gas	890,403	879,966
Contracted services in associations	225,664	239,872
Extensive tests	61,030	43,289
Others	196,214	(1,505,246)
Fixed cost
Cost of variables and fixed
Hydrocarbon transportation services	179,759	133,837
Contracted services in associations	1,048,425	1,175,197
Depreciation and amortization	3,793,954	3,382,811
Maintenance	3,149,139	2,652,864
Labor costs	2,938,292	2,438,632
Contracted services	2,399,503	1,919,342
Construction services	1,931,562	1,888,186
Taxes and contributions	810,719	725,640
Materials and operating supplies	639,449	452,560
General costs	$ 426,776	$ 313,324